THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

February 4, 2011

EDGAR  CORRESPONDENCE

Kimberly A. Browning, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  MainGate Trust (SEC File Nos. 333-170422 and 811-22492)

Dear Kimberly:

This cover letter accompanies Pre-Effective Amendment (“PEA”) No. 1 to the initial registration statement on Form N-1A filed by MainGate Trust on behalf of its initial series, MainGate MLP Fund (the “Fund”).

The purpose of this filing is to include a revised Prospectus and Statement of Additional Information, marked to show changes responsive to the Staff’s comments.   We also have included copies of exhibits required to be filed, including executed agreements with Fund service providers and our legal opinion.   Due to weather-related delays, the audited seed capital financial statements and accountant’s consent are being prepared now and will be filed in a second PEA on Tuesday, February 8th.

As you requested in your comment letter dated December 27, 2010, an executed expense cap side letter agreement has been filed with PEA No. 1. The agreement confirms that the adviser has paid the organizational and offering expenses of the Fund, and also states that the adviser agrees to cap certain operating expenses for the Fund’s initial year of operations.  You also requested an explanation of the recoupment process. The Trust’s independent accountants have advised us that, consistent with FASB and the related accounting guidelines (specifically Guidelines 8.28, 8.29 and 8.30), organizational costs incurred by the Fund will be reimbursed by the adviser and presented in the Fund’s Statement of Assets and Liabilities as a receivable to, and payable to, the adviser.  Organizational expenses will be expensed and paid once the Fund commences operations.  The Fund’s offering costs will be presented as a deferred asset subject to the expense cap until the Fund’s shares are offered to the public, and will then be deferred over twelve months. Ongoing operating expenses that are paid by the adviser may only be recouped within three years after the payment, provided that the payment would not cause the Fund to exceed the expense cap.  We hereby confirm that the adviser will be permitted to recoup such expenses only to the extent consistent with applicable SEC and accounting guidelines.

We look forward to speaking to you on Wednesday, February 9th at 11:00 am EST.

Sincerely,

Dee Anne Sjögren
THOMPSON COBURN LLP